Financial Instruments - Summary of Foreign Currency Risk from Non-derivative Financial Assets/(Liabilities) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	₨ 136,250			₨ 118,044
Cash and cash equivalents	105,555		$ 1,125	121,974		₨ 96,953
Other financial assets	16,504			13,112
Lease Liabilities	(35,036)			(30,218)		₨ (22,728)
Currency risk [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	82,079			66,153
Unbilled receivables	50,627			36,335
Cash and cash equivalents	36,050			43,921
Other financial assets	12,097			4,467
Lease Liabilities	(11,266)			(9,356)
Trade payables, accrued expenses and other financial liabilities	(89,380)			(62,648)
Non-derivative financial assets/ (liabilities), net	80,207			78,872
U.S.Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	51,190			39,306
Unbilled receivables	31,242			23,341
Cash and cash equivalents	13,500			28,719
Other financial assets	8,960			785
Lease Liabilities	(4,057)			(2,625)
Trade payables, accrued expenses and other financial liabilities	(43,925)			(32,507)
Non-derivative financial assets/ (liabilities), net	56,910			57,019
EURO [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	13,487			12,470
Unbilled receivables	5,721			4,383
Cash and cash equivalents	7,233			5,871
Other financial assets	1,591			1,187
Lease Liabilities	(3,278)			(2,894)
Trade payables, accrued expenses and other financial liabilities	(16,064)			(12,735)
Non-derivative financial assets/ (liabilities), net	8,690			8,282
Great British Pound [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	9,294			7,611
Unbilled receivables	7,329			4,227
Cash and cash equivalents	3,029			1,357
Other financial assets	390			353
Lease Liabilities	(2,828)			(2,402)
Trade payables, accrued expenses and other financial liabilities	(16,144)			(10,683)
Non-derivative financial assets/ (liabilities), net	1,070			463
Australian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	2,680			1,942
Unbilled receivables	2,091			1,622
Cash and cash equivalents	1,687			1,007
Other financial assets	93			537
Lease Liabilities	(80)			(259)
Trade payables, accrued expenses and other financial liabilities	(2,875)			(1,220)
Non-derivative financial assets/ (liabilities), net	3,596			3,629
Canadian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	577			629
Unbilled receivables	1,027			583
Cash and cash equivalents	7,333			4,392
Other financial assets	156			101
Lease Liabilities	(25)			(72)
Trade payables, accrued expenses and other financial liabilities	(3,203)			(1,068)
Non-derivative financial assets/ (liabilities), net	5,865			4,565
Other currencies [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	4,851	[1]		4,195	[2]
Unbilled receivables	3,217	[1]		2,179	[2]
Cash and cash equivalents	3,268	[1]		2,575	[2]
Other financial assets	907	[1]		1,504	[2]
Lease Liabilities	(998)	[1]		(1,104)	[2]
Trade payables, accrued expenses and other financial liabilities	(7,169)	[1]		(4,435)	[2]
Non-derivative financial assets/ (liabilities), net	₨ 4,076	[1]		₨ 4,914	[2]

[1]	Other currencies reflect currencies such as Singapore Dollar, Swiss Franc, Polish Zloty, United Arab Emirates Dirham and Swedish Krona.
[2]	Other currencies reflect currencies such as Saudi Riyal, Swiss Franc, Singapore Dollar, United Arab Emirates Dirham and Polish Zloty.